Revenue from Contracts with Customers (Details) - Revenue From Primary Geographical Market [Member] $ in Thousands	12 Months Ended
Dec. 31, 2018 TWD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 307,634,389
Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	290,784,754
Energy segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	16,849,635
PRC [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	113,632,037
PRC [Member] | Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	112,542,529
PRC [Member] | Energy segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,089,508
Taiwan [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	99,357,882
Taiwan [Member] | Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	93,126,115
Taiwan [Member] | Energy segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	6,231,767
Singapore [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39,370,930
Singapore [Member] | Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	39,363,415
Singapore [Member] | Energy segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	7,515
Japan [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	21,166,864
Japan [Member] | Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	19,748,373
Japan [Member] | Energy segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,418,491
Others [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	34,106,676
Others [Member] | Dispaly segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	26,004,322
Others [Member] | Energy segment [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 8,102,354